LEASE	12 Months Ended
Dec. 31, 2024
LEASE
LEASE

17.LEASE

Operating lease as lessee

The Group enters into operating leases primarily for general office space. The Group’s leases typically have original terms not exceeding 5 years. These leases have remaining lease terms of 1 year to 3 years, some of which include options to extend the leases for up to 5 years, and some of which include options to terminate the leases within 1 year.

Lease costs are included in general and administrative expenses. Operating lease expenses were RMB63,667, RMB61,034 and RMB62,449 for the years ended December 31, 2022, 2023 and 2024, respectively, including amortization expenses of land use rights of RMB20,723, RMB20,724 and RMB20,723 for the years ended December 31, 2022, 2023 and 2024, respectively. Under ASC 842, land use rights agreements are also considered as operating lease contracts. See Note 6 for separate disclosures related to land use rights.

Supplemental cash flow information related to leases was as follows:

	Year ended ,	Year ended ,
	December 31, 2023	December 31, 2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	40,107	37,150
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	23,959	29,483

17.LEASE – continued

Operating lease as lessee – continued

The following table shows ROU (“Right of Use assets”) and lease liabilities as of December 31, 2023 and 2024 (except lease term and discount rate):

	Year ended ,	Year ended ,
	December 31, 2023	December 31, 2024
	RMB	RMB
Right-of-use assets	45,393	35,635
Operating lease liabilities-current	29,143	27,258
Operating lease liabilities-non current	11,853	7,693

	Year ended ,	Year ended ,
	December 31, 2023	December 31, 2024
	RMB	RMB
Weighted-average remaining lease term	1.60	1.41
Weighted-average discount rate	4.06%	3.77%

The maturities of operating lease liabilities as of December 31, 2023 and 2024 are as follows:

Year ended ,
December 31, 2023
RMB
2024	29,671
2025	12,164
2026	353
2027 and thereafter	—
Total undiscounted lease payments	42,188
Imputed interest	(1,192)
Total lease liabilities	40,996

Year ended ,
December 31, 2024
RMB
2025	27,736
2026	7,061
2027	1,074
2028 and thereafter	—
Total undiscounted lease payments	35,870
Imputed interest	(919)
Total lease liabilities	34,951